Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As of December 31,
	2024	2025
	USD’000	USD’000
Cash at banks	43,008	48,410
Cash on hand	7	2
Cash and cash equivalents presented in the consolidated statements of cash flows	43,015	48,412